Income Taxes - Schedule of Income Tax Expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2018 CNY (¥)	Aug. 31, 2018 USD ($)	Aug. 31, 2017 CNY (¥)	Aug. 31, 2016 CNY (¥)
Deferred income tax expense:
Deferred income tax expense	¥ 6,691	$ 980	¥ 975	¥ 4,769
Total income tax (benefit) expense:	67,382	$ 9,866	40,970	17,889
Foreign Country | State Administration of Taxation, PRC
Current income tax expense:
Current income tax expense	60,278		39,995	13,120
Deferred income tax expense:
Deferred income tax expense	6,599		975	4,769
Total income tax (benefit) expense:	67,382		¥ 40,970	¥ 17,889
Foreign Country | Canada Revenue Agency
Current income tax expense:
Current income tax expense	170
Deferred income tax expense:
Deferred income tax expense	92
Foreign Country | Inland Revenue, Hong Kong
Current income tax expense:
Current income tax expense	¥ 243